Taxation (Details 5) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Foreign withholding tax	802,603	1,242,505
Net operating loss carryforwards	122,629,225	75,807,559
Current reserves and accruals	33,060,825	9,257,387
Depreciation and amortization	1,528,100	4,684,389
R&D credit	19,609,277	15,626,769
Others	25,555,355	38,689,870
Total deferred tax assets	203,185,385	145,308,479
Less: Valuation allowance	(86,793,131)	(51,217,697)	(34,355,314)
Total deferred tax assets net off valuation allowance	116,392,254	94,090,782
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	60,112,309	96,017,995
Intangible assets arisen from business combination	33,182,557	39,851,028
Others	7,178,898	10,795,393
Total deferred tax liabilities	100,473,764	146,664,416
Net deferred tax (liabilities) / assets	15,918,490	(52,573,634)